Commitments and Contingencies - Schedule of Right-of-Use Assets (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Right-of-Use Assets [Abstract]
Right -of-use assets		$ 558,056	$ 340,401
Accumulated amortization		(230,789)	(69,187)
Right -of-use assets, net	$ 220,551	$ 327,267	$ 271,214